UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Form 13F

                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  March 31, 2008
                                                --------------

Check here if Amendment [  ]: Amendment Number:
                                                  ------------

       This Amendment (Check only one):   |_|  is a restatement
                                          |_| adds new holdings entries


Institutional Investment Manager Filing this Report:

Name:             Brevan Howard Asset Management LLP
Address:          2nd Floor
                  Almack House
                  28 King Street
                  London SW1Y 6XA
                  United Kingdom

Form 13F File Number:  028-1590
                       --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             James Vernon
Title:            Managing Member of Brevan Howard Asset Management LLP
Phone:            0207 0222 6200

Signature, Place and Date of Signing:


       /s/ James Vernon              London, United Kingdom      May 15, 2008
-------------------------------      -----------------------     ------------
           [Signature]                 [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

                       BREVAN HOWARD ASSET MANAGEMENT LLP
                                    FORM 13F
                          Quarter Ended March 31, 2008

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                       BREVAN HOWARD ASSET MANAGEMENT LLP
                                    FORM 13F
                          Quarter Ended March 31, 2008

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                       0
                                           -----------------------------


Form 13F Information Table Entry Total:                 41
                                           -----------------------------

Form 13F Information Table Value Total:               $407,388
                                           -----------------------------
                                                   (in thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         None

                       BREVAN HOWARD ASSET MANAGEMENT LLP
                                    FORM 13F
                          Quarter Ended March 31, 2008



------------------------------ ---------------- --------- -------- ---------- --- ---- ------- ------------ -------- ------- -------
                                                             VALUE  SHARES/   SH/ PUT/ INVSTMT  OTHER           VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT   PRN CALL DSCRETN MANAGERS       SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- ---------- --- ---- ------- ------------ -------- ------- -------
ALCOA INC                      COM              013817101    1,803     50,000 SH       SOLE                   50,000
BOSTON PPTYS LTD PARTNERSHIP   NOTE 2.875% 2/1  10112RAK0    9,583     10,000 PRN      SOLE                                     NONE
BRANDYWINE OPER PARTNERSHIP    NOTE 3.875%10/1  105340AH6    7,395      8,500 PRN      SOLE                                     NONE
BRASIL TELECOM PARTICIPACOES   SPON ADR PFD     105530109    1,964     30,000 SH       SOLE                   30,000
CHINA FIRE & SEC GROUP INC     COM              16938R103      333     47,500 SH       SOLE                   47,500
CITIGROUP INC                  COM              172967101    2,678    125,000 SH       SOLE                  125,000
CME GROUP INC                  COM              12572Q105    9,619     20,505 SH       SOLE                   20,505
COMPANHIA DE SANEAMENTO BASI   SPONSORED ADR    20441A102    2,217     50,000 SH       SOLE                   50,000
COMPANHIA VALE DO RIO DOCE     SPONSORED ADR    204412209      346     10,000 SH       SOLE                   10,000
COSAN LTD                      SHS A            G25343107      370     30,000 SH       SOLE                   30,000
COSTCO WHSL CORP NEW           COM              22160K105      780     12,000 SH       SOLE                   12,000
DEERE & CO                     COM              244199105    2,815     35,000 SH       SOLE                   35,000
DIAMOND OFFSHORE DRILLING IN   COM              25271C102    9,312     80,000 SH       SOLE                   80,000
ENTREE GOLD INC                COM              29383G100      390    200,000 SH       SOLE                  200,000
FRESH DEL MONTE PRODUCE INC    ORD              G36738105    9,100    250,000 SH       SOLE                  250,000
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106    2,628    190,000 SH       SOLE                  190,000
INFOSYS TECHNOLOGIES LTD       SPONSORED ADR    456788108    1,073     30,000 SH       SOLE                   30,000
INGERSOLL-RAND COMPANY LTD     CL A             G4776G101    1,115     25,000 SH       SOLE                   25,000
INTERNATIONAL BUSINESS MACHS   COM              459200101   13,817    120,000 SH       SOLE                  120,000
ISHARES SILVER TRUST           ISHARES          46428Q109    5,453     32,000 SH       SOLE                   32,000
KRAFT FOODS INC                CL A             50075N104    7,753    250,000 SH       SOLE                  250,000
MARKET VECTORS ETF TR          AGRIBUS ETF      57060U605    1,608     30,000 SH       SOLE                   30,000
MASSEY ENERGY CORP             COM              576206106      365     10,000 SH       SOLE                   10,000
MOBILE TELESYSTEMS OJSC        SPONSORED ADR    607409109   17,107    225,543 SH       SOLE                  225,543
NOBLE CORPORATION              SHS              G65422100    9,934    200,000 SH       SOLE                  200,000
OIL SVC HOLDRS TR              DEPOSTRY RCPT    678002106   65,416    370,000 SH       SOLE                  370,000
PARKER DRILLING CO             COM              701081101    1,378    213,300 SH       SOLE                  213,300
PETROLEO BRASILEIRO SA PETRO   SPONSORED ADR    71654V408    9,598     94,000 SH       SOLE                   94,000
POWERSHARES ETF TRUST          WNDRHLL CLN EN   73935X500    8,820    450,000 SH       SOLE                  450,000
PRIDE INTL INC DEL             COM              74153Q102  112,540  3,220,000 SH       SOLE                3,220,000
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    5,471    220,000 SH       SOLE                  220,000
SELECT SECTOR SPDR TR          SBI MATERIALS    81369Y100   40,170    100,000 SH  PUT  SOLE                  100,000
SINOVAC BIOTECH LTD            SHS              P8696W104      146     40,000 SH       SOLE                   40,000
SONIC INNOVATIONS INC          COM              83545M109       97     20,000 SH       SOLE                   20,000
STREETTRACKS GOLD TR           GOLD SHS         863307104   17,630    195,000 SH       SOLE                  195,000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209    5,081    110,000 SH       SOLE                  110,000
TIM PARTICIPACOES S A          SPONS ADR PFD    88706P106    1,292     40,000 SH       SOLE                   40,000
ULTA SALON COSMETCS & FRAG I   COM              90384S303      491     35,000 SH       SOLE                   35,000
UNIBANCO-UNIAO DE BANCOS BRA   GDR REP PFD UT   90458E107    5,039     43,200 SH       SOLE                   43,200
VINA CONCHA Y TORO S A         SPONSORED ADR    927191106      368     10,000 SH       SOLE                   10,000
WASHINGTON MUT INC             CONV7.75%SER R   939322814   14,293     20,000 PRN      SOLE                                     NONE
------------------------------ ---------------- --------- -------- ---------- --- ---- ------- ------------ -------- ------- -------

